Document and Entity Information	Oct. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2021
Entity Registrant Name	WORLD ACCEPTANCE CORPORATION
Entity Incorporation, State or Country Code	SC
Entity File Number	000-19599
Entity Tax Identification Number	57-0425114
Entity Address, Address Line One	104 S. Main Street
Entity Address, City or Town	Greenville
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29601
City Area Code	864
Local Phone Number	298-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000108385
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	WRLD
Security Exchange Name	NASDAQ